ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 13, 2012 Board_Member	Feb. 07, 2013 Golar Maria [Member]
Related Party Transaction [Line Items]
Number of board members that become electable by the common unitholders					4
Maximum number of board of directors					7
Business Acquisition, Percentage of Voting Interests Acquired						100.00%
Allocated costs included in financials [Abstract]
Administrative expenses	$ 0	$ 546	$ 0	$ 1,102
Pension costs	0	48	0	165
Net financial expenses (income)	0	(135)	0	398
Total Allocated costs included in the accompanying financials	$ 0	$ 459	$ 0	$ 1,665